Note 19 - Voyage Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Voyage Revenues [Abstract]
Disaggregation of Revenue [Table Text Block]
The following table shows the voyage revenues earned from time charters and voyage charters during the years ended December 31, 2021, 2022 and 2023:

For the year ended December 31, 2021
	Container vessels segment	Dry bulk vessels segment	CBI	Total
Time charters	$678,292	$115,347	$-	$793,639
Total	$678,292	$115,347	$-	$793,639

For the year ended December 31, 2022
	Container vessels segment	Dry bulk vessels segment	CBI	Total
Time charters	$797,392	$313,276	$-	$1,110,668
Voyage charters and Contracts of Affreightment	-	2,824	367	3,191
Total	$797,392	$316,100	$367	$1,113,859

For the year ended December 31, 2023
	Container vessels segment	Dry bulk vessels segment	CBI	Total
Time charters	$839,374	$151,137	$77,683	$1,068,194
Voyage charters and Contracts of Affreightment	-	4,755	429,542	434,297
Total	$839,374	$155,892	$507,225	$1,502,491